Derivatives and Hedging - Summary of Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Current asset	$ 23,604	$ 43,230
Long-term asset	3,174	3,083
Current liability	(13,752)	(49,774)
Long-term liability	0	(98,908)
Derivative instruments designated as hedges
Derivative [Line Items]
Current asset	17,843	0
Long-term asset	3,174	3,083
Current liability	0	0
Long-term liability	0	(98,908)
Derivative instruments designated as hedges | Interest rate contracts | Cash Flow Hedge
Derivative [Line Items]
Current asset	17,843	0
Long-term asset	3,174	3,083
Current liability	0	0
Long-term liability	0	(98,908)
Undesignated derivative instruments
Derivative [Line Items]
Current asset	5,761	43,230
Long-term asset	0	0
Current liability	(13,752)	(49,774)
Long-term liability	0	0
Undesignated derivative instruments | Equity options
Derivative [Line Items]
Current asset	0	39,759
Long-term asset	0	0
Undesignated derivative instruments | Cash convertible notes embedded conversion option
Derivative [Line Items]
Current liability	0	(39,830)
Long-term liability	0	0
Undesignated derivative instruments | Foreign exchange forwards and options
Derivative [Line Items]
Current asset	5,761	3,471
Long-term asset	0	0
Current liability	(13,752)	(9,944)
Long-term liability	$ 0	$ 0